General and administrative expenses (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
General and Administrative Expenses
Occupancy expenses	SFr 248	SFr 240	SFr 246	SFr 488	SFr 489
IT, machinery, etc.	273	277	259	550	540
Provisions and losses	97	140	80	237	225
Travel and entertainment	83	94	80	177	163
Professional services	428	483	592	911	1,191
Amortization and impairment of other intangible assets	2	3	2	5	5
Other	289	271	268	560	515
General and administrative expenses	1,420	1,508	1,527	2,928	3,128
Net Periodic Defined Benefits Expense (Reversal of Expense), Excluding Service Cost Component	(52)	SFr (53)	(53)	(105)	(100)
Bank
General and Administrative Expenses
Occupancy expenses				435	487
IT, machinery, etc.				428	534
Provisions and losses				237	225
Travel and entertainment				164	157
Professional services				1,490	1,175
Amortization and impairment of other intangible assets				5	5
Other				799	709
General and administrative expenses	SFr 1,735		SFr 1,619	3,558	SFr 3,292
Net Periodic Defined Benefits Expense (Reversal of Expense), Excluding Service Cost Component				SFr 15